5. OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Schedule of operating revenues, costs and expenses

The tables below show segment information for 2020, 2019 and 2018.

INFORMATION BY SEGMENT AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2020
	ENERGY
DESCRIPTION	Generation and sale	Transmission	Distribution	Gas	Other	Eliminations	TOTAL
SEGMENT ASSETS	16,150	5,870	26,399	2,615	3,712	(663)	54,083
INVESTMENTS IN SUBSIDIARIES AND JOINTLY-CONTROLLED ENTITIES	3,927	1,467	—	—	21	—	5,415
INVESTMENTS IN AFFILIATES CLASSIFIED AS HELD FOR SALE	—	—	1,258	—	—	—	1,258
ADDITIONS TO THE SEGMENT	238	246	1,384	50	—	—	1,918

CONTINUING OPERATIONS
NET REVENUE	6,537	743	16,512	1,664	105	(333)	25,228
COST OF ENERGY AND GAS
Energy bought for resale	(4,026)	—	(8,161)	—	—	76	(12,111)
Charges for use of the national grid	(199)	—	(1,799)	—	—	250	(1,748)
Gas bought for resale	—	—	—	(1,083)	—	—	(1,083)
Total	(4,225)	—	(9,960)	(1,083)	—	326	(14,942)

OPERATING COSTS AND EXPENSES
Personnel	(192)	(114)	(886)	(60)	(24)	—	(1,276)
Employees’ and managers’ profit sharing	(24)	(12)	(92)	—	(14)	—	(142)
Post-employment obligations	(53)	(41)	(297)	—	(47)	—	(438)
Materials	(13)	(4)	(61)	(1)	—	—	(79)
Outsourced services	(113)	(46)	(1,055)	(25)	(33)	7	(1,265)
Depreciation and amortization	(207)	(5)	(668)	(106)	(3)	—	(989)
Operating provisions (reversals)	(122)	(10)	(272)	(1)	(18)	—	(423)
Construction costs	—	(147)	(1,384)	(50)	—	—	(1,581)
Other operating expenses, net	(68)	11	(212)	(12)	(16)	—	(297)
Total cost of operation	(792)	(368)	(4,927)	(255)	(155)	7	(6,490)

OPERATING COSTS AND EXPENSES	(5,017)	(368)	(14,887)	(1,338)	(155)	333	(21,432)

Equity in earnings of unconsolidated investees, net	(129)	494	—	—	(8)	—	357
Periodic Tariff Review adjustments	—	502	—	—	—	—	502
Gain on a bargain purchase and remeasurement of previously held equity interest in subsidiary acquired in business combinations transactions	—	51	—	—	—	—	51

OPERATING INCOME BEFORE FINANCE INCOME (EXPENSES)	1,391	1,422	1,625	326	(58)	—	4,706
Finance income	1,711	175	514	44	—	—	2,444
Finance expenses	(2,509)	(274)	(505)	(58)	(4)	—	(3,350)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX	593	1,323	1,634	312	(62)	—	3,800
Income tax and social contribution tax	(206)	(209)	(430)	(85)	(6)	—	(936)
NET INCOME FROM CONTINUING OPERATIONS	387	1,114	1,204	227	(68)	—	2,864

Equity holders of the parent	387	1,114	1,204	226	(68)	—	2,863
Non-controlling interests	—	—	—	1	—	—	1
	387	1,114	1,204	227	(68)	—	2,864

INFORMATION BY SEGMENT AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2019
	ENERGY
DESCRIPTION	Generation and sale	Transmission	Distribution	Gas	Other	Eliminations	TOTAL
SEGMENT ASSETS	14,749	4,712	25,616	2,689	3,888	(1,127)	50,527
INVESTMENTS IN SUBSIDIARIES AND JOINTLY-CONTROLLED ENTITIES	4,133	1,237	—	—	29	—	5,399
INVESTMENTS IN AFFILIATES CLASSIFIED AS HELD FOR SALE	—	—	1,258	—	—	—	1,258
ADDITIONS TO THE SEGMENT	102	220	936	934	9	—	2,201

CONTINUING OPERATIONS
NET REVENUE	6,882	811	15,919	1,858	323	(307)	25,486
COST OF ENERGY AND GAS
Energy bought for resale	(3,841)	—	(7,517)	—	—	72	(11,286)
Charges for use of the national grid	(190)	—	(1,459)	—	—	223	(1,426)
Gas bought for resale	—	—	—	(1,436)	—	—	(1,436)
Total	(4,031)	—	(8,976)	(1,436)	—	295	(14,148)

OPERATING COSTS AND EXPENSES
Personnel	(207)	(115)	(869)	(46)	(35)	—	(1,272)
Employees’ and managers’ profit sharing	(36)	(27)	(183)	—	(17)	—	(263)
Post-employment obligations	(50)	(38)	(277)	—	(43)	—	(408)
Materials	(17)	(6)	(63)	(2)	(3)	—	(91)
Outsourced services	(125)	(45)	(1,016)	(20)	(40)	7	(1,239)
Depreciation and amortization	(210)	(6)	(652)	(86)	(4)	—	(958)
Operating provisions (reversals)	(975)	(135)	(1,101)	(2)	(188)	—	(2,401)
Construction costs	—	(220)	(937)	(43)	—	—	(1,200)
Other operating expenses, net	(175)	(16)	(298)	(10)		5	(494)
Total cost of operation	(1,795)	(608)	(5,396)	(209)	(330)	12	(8,326)

OPERATING COSTS AND EXPENSES	(5,826)	(608)	(14,372)	(1,645)	(330)	307	(22,474)

Equity in earnings of unconsolidated investees, net	(88)	215	—	—	(2)	—	125
Dividends declared by investee classified as held for sale	—	—	73	—	—	—	73

OPERATING INCOME BEFORE FINANCE INCOME (EXPENSES)	968	418	1,620	213	(9)	—	3,210
Finance income	1,282	98	1,535	21	271	—	3,207
Finance expenses	(1,035)	(115)	(632)	(46)	(19)	—	(1,847)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX	1,215	401	2,523	188	243	—	4,570
Income tax and social contribution tax	(551)	(70)	(806)	(48)	(124)	—	(1,599)
NET INCOME FROM CONTINUING OPERATIONS	664	331	1,717	140	119	—	2,971

DISCONTINUED OPERATIONS
NET INCOME AFTER TAX FROM DISCONTINUED OPERATIONS	—	—	224	—	—	—	224
NET INCOME (LOSS) FOR THE YEAR	664	331	1,941	140	119	—	3,195

Equity holders of the parent	664	331	1,941	139	119	—	3,194
Non-controlling interests	—	—	—	1	—	—	1
	664	331	1,941	140	119	—	3,195

INFORMATION BY SEGMENT AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2018 (Restated)
DESCRIPTION	ENERGY			Gas	Telecom*	Other	Eliminations	TOTAL
	Generation and sale	Transmission	Distribution
SEGMENT ASSETS	14,671	4,346	37,840	1,822	10	2,607	(957)	60,339
INVESTMENTS IN SUBSIDIARIES AND JOINTLY-CONTROLLED ENTITIES	4,055	1,163	—	—	—	17	—	5,235
ADDITIONS TO THE SEGMENT	559	138	856	70	9	—	—	1,632

CONTINUING OPERATIONS
NET REVENUE	6,374	708	13,757	1,619	—	134	(293)	22,299
COST OF ENERGY AND GAS
Energy bought for resale	(3,917)	—	(7,238)	—	—	—	71	(11,084)
Charges for use of the national grid	(216)	—	(1,463)	—	—	—	199	(1,480)
Gas bought for resale				(1,238)				(1,238)
Total	(4,133)	—	(8,701)	(1,238)	—	—	270	(13,802)

OPERATING COSTS AND EXPENSES
Personnel	(230)	(108)	(965)	(60)	(18)	(29)	—	(1,410)
Employees’ and managers’ profit sharing	(10)	(7)	(51)	—	—	(9)	—	(77)
Post-employment obligations	(46)	(27)	(224)	—	—	(40)	—	(337)
Materials	(39)	(4)	(58)	(2)	(1)	—	—	(104)
Outsourced services	(123)	(40)	(880)	(20)	(9)	(30)	15	(1,087)
Depreciation and amortization	(164)	—	(595)	(74)	(1)	(1)	—	(835)
Operating provisions (reversals)	(107)	(12)	(332)	2	1	(18)	—	(466)
Construction costs	—	(96)	(757)	(44)	—	—	—	(897)
Other operating expenses, net	(65)	(17)	(203)	(13)	(3)	(112)	8	(405)
Total cost of operation	(784)	(311)	(4,065)	(211)	(31)	(239)	23	(5,618)

OPERATING COSTS AND EXPENSES	(4,917)	(311)	(12,766)	(1,449)	(31)	(239)	293	(19,420)

Equity in earnings of unconsolidated investees, net	(353)	231	33	—	(1)	(14)	—	(104)
Remeasurement of previously held equity interest in subsidiaries acquired	80	—	(52)	—	—	(147)	—	(119)
Impairment of investments	(127)	—	—	—	—	—	—	(127)

OPERATING INCOME BEFORE FINANCE INCOME (EXPENSES)	1,057	628	972	170	(32)	(266)	—	2,529
Finance income	1,113	61	434	84	1	13	—	1,706
Finance expenses	(1,536)	(5)	(621)	(38)	(5)	(19)	—	(2,224)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX	634	684	785	216	(36)	(272)	—	2,011
Income tax and social contribution tax	(276)	(133)	(217)	(53)	12	57	—	(610)
NET INCOME (LOSS) FROM CONTINUING OPERATIONS	358	551	568	163	(24)	(215)	—	1,401

DISCONTINUED OPERATIONS
NET INCOME AFTER TAX FROM DISCONTINUED OPERATIONS	11	—	62	—	290	—	—	363
NET INCOME (LOSS) FOR THE YEAR	369	551	630	163	266	(215)	—	1,764

Equity holders of the parent	361	551	599	162	266	(217)	—	1,722
Non-controlling interests	8	—	31	1	—	2	—	42
	369	551	630	163	266	(215)	—	1,764

(*) On March 31, 2018 Cemig Telecom assets and liabilities were merged into the Company.

Schedule of breakdown of revenue by activity

The following is a breakdown of the revenue of the Company by activity:

2020	ENERGY			GAS	OTHER	ELIMINATIONS	TOTAL
	GENERATION	TRANSMISSION	DISTRIBUTION
Revenue from supply of energy	7,337	—	19,174	—	—	(79)	26,432
Revenue from Use of Distribution Systems (the TUSD charge)	—	—	3,046	—	—	(24)	3,022
CVA and Other financial components in tariff adjustment	—	—	455	—	—	—	455
Reimbursement of PIS/Pasep and Cofins over ICMS credits to customers– realization	—	—	266	—	—	—	266
Transmission operation and maintenance revenue	—	506	—	—	—	(226)	280
Transmission construction revenue	—	201	—	—	—	—	201
Interest revenue arising from the financing component in transmission contract asset	—	438	—	—	—	—	438
Distribution construction revenue	—	—	1,385	51	—	—	1,436
Adjustment to expectation of cash flow from Financial assets of distribution concession to be indemnified	—	—	16	—	—	—	16
Gain on inflation updating of Concession Grant Fee	347	—	—	—	—	—	347
Transactions in energy on the CCEE	154	—	—	—	—	—	154
Mechanism for the sale of surplus	—	—	234	—	—	—	234
Supply of gas	—	—	—	2,011	—	—	2,011
Fine for violation of continuity indicator	—	—	(51)	—	—	—	(51)
Other operating revenues	5	34	1,561	—	113	(4)	1,709
Sector / Regulatory charges reported as Deductions from revenue	(1,306)	(436)	(9,574)	(398)	(8)	—	(11,722)
Net revenue	6,537	743	16,512	1,664	105	(333)	25,228

The following is a breakdown of the revenue of the Company by activity:

	ENERGY
2019 (Restated)	GENERATION	TRANSMISSION	DISTRIBUTION	GAS	OTHER	ELIMINATIONS	TOTAL
Revenue from supply of energy	7,037	—	19,967	—	—	(76)	26,928
Revenue from Use of Distribution Systems (the TUSD charge)	—	—	2,747	—	—	(25)	2,722
CVA and Other financial components in tariff adjustment	—	—	58	—	—	—	58
Transmission operation and maintenance	—	550	—	—	—	(198)	352
Transmission construction revenue	—	312	—	—	—	—	312
Interest revenue arising from the financing component in transmission contract asset	—	328	—	—	—	—	328
Distribution construction revenue	—	—	937	43	—	—	980
Adjustment to expectation of cash flow from Financial assets of distribution concession to be indemnified	—	—	18	—	—	—	18
Gain on inflation updating of Concession Grant Fee	318	—	—	—	—	—	318
Transactions in energy on the CCEE	439	—	(7)	—	—	—	432
Supply of gas	—	—	—	2,298	—	—	2,298
Fine for violation of continuity indicator	—	—	(58)	—	—	—	(58)
PIS/Pasep and Cofins taxes credits over ICMS	414	—	830	—	184	—	1,428
Other operating revenues	82	28	1,468	—	151	(8)	1,721
Sector / Regulatory charges reported as Deductions from revenue	(1,408)	(407)	(10,041)	(483)	(12)	—	(12,351)
Net revenue	6,882	811	15,919	1,858	323	(307)	25,486

The following is a breakdown of the revenue of the Company by activity:

2018 (Restated)	ENERGY			GAS	OTHER	ELIMINATIONS	TOTAL
	GENERATION	TRANSMISSION	DISTRIBUTION
Revenue from supply of energy	7,065	—	17,885	—	—	(78)	24,872
Revenue from Use of Distribution Systems (the TUSD charge)	—	—	2,067	—	—	(22)	2,045
CVA and Other financial components in tariff adjustment	—	—	1,973	—	—	—	1,973
Transmission operation and maintenance	—	520	—	—	—	(177)	343
Transmission construction revenue	—	138	—	—	—	—	138
Interest revenue arising from the financing component in transmission contract asset	—	311	—	—	—	—	311
Generation assets – indemnity revenue	55	—	—	—	—	—	55
Distribution construction revenue	—	—	757	45	—	—	802
Adjustment to expectation of cash flow from Financial assets of distribution concession to be indemnified	—	—	—	—	—	—	—
Gain on inflation updating of Concession Grant Fee	321	—	—	—	—	—	321
Transactions in energy on the CCEE	217	—	—		—	—	217
Supply of gas	—	—	—	1,995	—	—	1,995
Fine for violation of continuity indicator	—	—	(44)	—	—	—	(44)
Other operating revenues	82	29	1,345	—	145	(16)	1,585
Sector / Regulatory charges reported as Deductions from revenue	(1,366)	(290)	(10,226)	(421)	(11)	—	(12,314)
Net revenue	6,374	708	13,757	1,619	134	(293)	22,299